OTHER FINANCIAL ASSETS - Disclosure of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [abstract]
FVTPL marketable securities	$ 1,283	$ 6,279
FVTOCI marketable securities	48,498	56,101
Total other financial assets	$ 49,781	$ 62,380